Debt (Details) € in Millions, SFr in Millions, AUD in Millions, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2016 EUR (€)	May 31, 2016 USD ($)	Dec. 31, 2016 AUD Program	Dec. 31, 2016 EUR (€) Program	Dec. 31, 2016 CHF (SFr) Program	Dec. 31, 2016 USD ($) Program	Dec. 31, 2015 AUD	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2015 USD ($)
Debt
Total debt						$ 6,803				$ 7,439
Short-term debt (weighted-average interest rate of 3.3% and 4.2%, respectively)						135				278
Current maturities of long-term debt (weighted average nominal interest rate of 2.8% and 2.0%, respectively)						868				1,176
Short-term debt and current maturities of long-term debt						$ 1,003				$ 1,454
Short-term debt, weighted average interest rate (as a percent)			3.30%	3.30%	3.30%	3.30%	4.20%	4.20%	4.20%	4.20%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)			2.80%	2.80%	2.80%	2.80%	2.00%	2.00%	2.00%	2.00%
Number of commercial paper programs | Program			2	2	2	2
Long-term debt:
Total						$ 6,668				$ 7,161
Current maturities of long-term debt						(868)				(1,176)
Long-term debt						5,800				5,985
Maturities of long-term debt
2017						843
2018						379
2019						1,321
2020						4
2021						1,251
Thereafter						2,736
Total						6,534
ABB Finance (USA) Inc
Long-term debt:
Ownership interest (as a percent)			100.00%
Floating rate
Long-term debt:
Total						$ 1,745				$ 2,285
Debt nominal interest rate (as a percent)			2.00%	2.00%	2.00%	2.00%	2.70%	2.70%	2.70%	2.70%
Debt effective interest rate (as a percent)			1.30%	1.30%	1.30%	1.30%	0.80%	0.80%	0.80%	0.80%
Fixed rate
Long-term debt:
Total						$ 4,923				$ 4,876
Debt nominal interest rate (as a percent)			2.90%	2.90%	2.90%	2.90%	3.20%	3.20%	3.20%	3.20%
Debt effective interest rate (as a percent)			2.90%	2.90%	2.90%	2.90%	3.20%	3.20%	3.20%	3.20%
Current portion of long-term debt
Long-term debt:
Debt nominal interest rate (as a percent)			2.80%	2.80%	2.80%	2.80%	2.00%	2.00%	2.00%	2.00%
Debt effective interest rate (as a percent)			2.40%	2.40%	2.40%	2.40%	1.40%	1.40%	1.40%	1.40%
Bonds
Long-term debt:
Total						$ 6,444				$ 6,920
2.5% USD Notes, due 2016
Debt
Debt instrument, face amount										600
Long-term debt:
Total										$ 599
Debt nominal interest rate (as a percent)							2.50%	2.50%	2.50%	2.50%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation			100.00%
1.25% CHF Bonds, due 2016
Debt
Debt instrument, face amount | SFr									SFr 500
Long-term debt:
Total										$ 510
Debt nominal interest rate (as a percent)							1.25%	1.25%	1.25%	1.25%
1.625% USD Notes, due 2017
Debt
Debt instrument, face amount						500				$ 500
Long-term debt:
Total						$ 500				$ 499
Debt nominal interest rate (as a percent)			1.625%	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%	1.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation			100.00%
4.25% AUD Bonds, due 2017
Debt
Debt instrument, face amount | AUD			AUD 400				AUD 400
Long-term debt:
Total						$ 291				$ 297
Debt nominal interest rate (as a percent)			4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%
1.50% CHF Bonds, due 2018
Debt
Debt instrument, face amount | SFr					SFr 350				SFr 350
Long-term debt:
Total						$ 342				$ 352
Debt nominal interest rate (as a percent)			1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Repurchase terms
Minimum threshold for early redemption by the entity			85.00%
2.625% EUR Instruments, due 2019
Debt
Debt instrument, face amount | €				€ 1,250				€ 1,250
Long-term debt:
Total						$ 1,311				$ 1,363
Debt nominal interest rate (as a percent)			2.625%	2.625%	2.625%	2.625%	2.625%	2.625%	2.625%	2.625%
4.0% USD Notes, due 2021
Debt
Debt instrument, face amount						$ 650				$ 650
Long-term debt:
Total						$ 643				$ 641
Debt nominal interest rate (as a percent)			4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation			100.00%
2.25% CHF Bonds, due 2021
Debt
Debt instrument, face amount | SFr					SFr 350				SFr 350
Long-term debt:
Total						$ 368				$ 383
Debt nominal interest rate (as a percent)			2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Repurchase terms
Minimum threshold for early redemption by the entity			85.00%
5.625% USD Notes, due 2021
Debt
Debt instrument, face amount						$ 250				$ 250
Long-term debt:
Total						$ 274				$ 279
Debt nominal interest rate (as a percent)			5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation			100.00%
2.875% USD Notes, due 2022
Debt
Debt instrument, face amount						$ 1,250				$ 1,250
Long-term debt:
Total						$ 1,261				$ 1,275
Debt nominal interest rate (as a percent)			2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation			100.00%
2.875% USD Notes, due 2022 | Interest rate swaps
Repurchase terms
Amount of hedged item						$ 1,050
0.625% EUR Notes, due 2023
Debt
Debt instrument, face amount | €				€ 700
Long-term debt:
Total | €				€ 732
Debt nominal interest rate (as a percent)			0.625%	0.625%	0.625%	0.625%
Proceeds from issuance of bonds	€ 697	$ 807
4.375% USD Notes, due 2042
Debt
Debt instrument, face amount						$ 750				$ 750
Long-term debt:
Total						$ 722				$ 722
Debt nominal interest rate (as a percent)			4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation			100.00%
U.S. dollar-denominated commercial paper
Debt
Commercial paper program, capacity						$ 2,000
Commercial paper, amount outstanding						57				$ 132
Euro-commercial paper
Debt
Commercial paper program, capacity						2,000
Line of credit
Debt
Amount drawn						$ 0				$ 0
Line of credit | Multicurrency credit facility maturing 2019 extended to 2021
Debt
Commitment fee as a proportion of the margin (as a percent)			35.00%
Commitment fee on credit facility (as a percent)			0.07%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)			0.075%
Utilization fee on credit facility on drawings representing between one-third and two-thirds of the total facility (as a percent)			0.15%
Utilization fee on credit facility over two-thirds of the facility, percentage			0.30%
Line of credit | Multicurrency credit facility maturing 2019 extended to 2021 | LIBOR
Debt
Interest cost above variable interest rate on facility (as a percent)			0.20%
Line of credit | Multicurrency credit facility maturing 2019 extended to 2021 | EURIBOR
Debt
Interest cost above variable interest rate on facility (as a percent)			0.20%